Additional information about derivatives financial instruments - Protection programs for base metals raw materials and products (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / T T	Dec. 31, 2018 USD ($) T	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324)	$ (67)	$ (240)
Protection programs for base metals raw materials and products
Derivative financial instruments.
Fair value of assets		$ (10)
Financial settlement inflows (outflows)	48
Nickel forwards - Fixed price sales - Bought
Derivative financial instruments.
Notional amount (ton) | T		7,244
Fair value of assets		$ (10)
Financial settlement inflows (outflows)	49
Nickel forwards - Raw material purchase - Sold
Derivative financial instruments.
Notional amount (ton) | T		120
Financial settlement inflows (outflows)	(1)
Copper forwards - Raw material purchase - Sold
Derivative financial instruments.
Notional amount (ton) | T		81
Protection programs for base metals raw materials and products - Nickel revenue hedging program
Derivative financial instruments.
Fair value of assets	150
Financial settlement inflows (outflows)	11
Value at risk	24
Protection programs for base metals raw materials and products - Nickel revenue hedging program | 2021
Derivative financial instruments.
Fair value of liabilities	6
Protection programs for base metals raw materials and products - Nickel revenue hedging program | 2020
Derivative financial instruments.
Fair value of liabilities	$ 142
Call options - Nickel Revenue Hedging - Sold
Derivative financial instruments.
Notional amount (ton) | T	75,984
Average strike per ton | $ / T	18,739
Fair value of assets	$ (12)
Financial settlement inflows (outflows)	(2)
Value at risk	3
Call options - Nickel Revenue Hedging - Sold | 2021
Derivative financial instruments.
Fair value of liabilities	(3)
Call options - Nickel Revenue Hedging - Sold | 2020
Derivative financial instruments.
Fair value of liabilities	$ (10)
Put options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (ton) | T	75,984
Average strike per ton | $ / T	15,714
Fair value of assets	$ 162
Financial settlement inflows (outflows)	13
Value at risk	21
Put options - Nickel Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities	9
Put options - Nickel Revenue Hedging - Bought | 2020
Derivative financial instruments.
Fair value of liabilities	$ 152